Financial Risk Management - Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Non-derivatives
Convertible Notes	$ 0	$ 323,528
Liabilities to credit institutions	53,273	210,678
Trade payables	82,516	64,368
Total non-derivatives	316,281	956,220
Bank overdraft facility	49,922	6,056
Derivatives
Foreign currency forward contracts- inflows	(47,850)
Foreign currency forward contracts- outflows	48,238
Total derivatives	388
Carrying Amount
Non-derivatives
Lease liabilities	99,108	89,002
Convertible Notes		323,528
Liabilities to credit institutions	52,590	120,305
Trade payables	82,516	64,368
Total non-derivatives	234,214	597,203
Derivatives
Total derivatives	316
Total Undiscounted Cash Flows
Non-derivatives
Lease liabilities	180,492	134,332
Convertible Notes		546,842
Trade payables	82,516	64,368
Less than 3 Months
Non-derivatives
Lease liabilities	4,671	4,208
Liabilities to credit institutions	49,327	5,503
Trade payables	82,516	64,368
Total non-derivatives	136,514	74,079
Derivatives
Foreign currency forward contracts- inflows	(47,850)
Foreign currency forward contracts- outflows	48,238
Total derivatives	388
Between 3 Months and 1 Year
Non-derivatives
Lease liabilities	14,015	12,625
Liabilities to credit institutions	1,127	14,617
Total non-derivatives	15,142	27,242
Between 1 and 2 Years
Non-derivatives
Lease liabilities	13,328	15,892
Liabilities to credit institutions	1,443	19,262
Total non-derivatives	14,771	35,154
Between 2 and 5 Years
Non-derivatives
Lease liabilities	35,201	35,121
Convertible Notes		546,842
Liabilities to credit institutions	1,376	171,296
Total non-derivatives	36,577	753,259
After 5 Years
Non-derivatives
Lease liabilities	113,277	66,486
Total non-derivatives	$ 113,277	$ 66,486